Income Taxes Schedule of Effective Income Tax Reconciliation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Income Tax Disclosure [Abstract]
U.S. federal statutory income tax rate	35.00%	35.00%	35.00%
Income tax provision at the U.S. statutory rate	$ (3,786)	$ (8,461)	$ (12,517)
Valuation allowance	14,905	5,383	(14,896)
Foreign rate differential	(9,436)	(2,204)	(16,865)
US tax effects of foreign operations	8,262	13,774	4,750
Tax contingencies	1,487	(5,332)	849
Stock based compensation	841	3,091	4,760
Non-deductible expenses	468	1,762	(706)
Foreign exchange	(5)	0	(1,702)
Change in tax laws	(486)	(516)	1,227
Basis difference in investment in affiliates	10,079	13,564	0
State tax provision	4,126	5,160	451
Tax credits	(1,474)	(1,880)	0
Return to provision and other opening adjustments	1,360	0	0
Gain on sale of subsidiary stock	0	1,276	0
Tax Incentive	(8,846)	(2,114)	0
Discontinued operations/APIC/OCI allocation	0	(20,299)	(12,740)
Transaction cost	2,025	0	0
Other, net	(228)	879	454
Total income tax provision (benefit)	$ 19,292	$ 4,083	$ (46,935)
Effective Income Tax Rate	(178.30%)	(16.90%)	131.20%